Revenue - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer One [member]
Statement [line items]
Revenue from single customer	€ 13.4	€ 10.5	€ 1.5